Investment Portfolio - July 31, 2023

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS - 98.0%

Communication Services - 10.1%
Entertainment - 2.9%
Electronic Arts, Inc.	13,910	$1,896,628
Interactive Media & Services - 7.2%
Alphabet, Inc. - Class A*	14,958	1,985,226
Meta Platforms, Inc. - Class A*	8,505	2,709,693
		4,694,919
Total Communication Services		6,591,547
Consumer Discretionary - 5.6%
Broadline Retail - 3.8%
Amazon.com, Inc.*	18,345	2,452,359
Textiles, Apparel & Luxury Goods - 1.8%
NIKE, Inc. - Class B	10,451	1,153,686
Total Consumer Discretionary		3,606,045
Consumer Staples - 9.0%
Beverages - 4.8%
The Coca-Cola Co.	29,710	1,839,940
Constellation Brands, Inc. - Class A	4,567	1,245,878
		3,085,818
Consumer Staples Distribution & Retail - 2.4%
Dollar General Corp.	9,312	1,572,424
Food Products - 1.8%
Mondelez International, Inc. - Class A	16,182	1,199,572
Total Consumer Staples		5,857,814
Financials - 19.9%
Banks - 1.1%
JPMorgan Chase & Co.	4,532	715,875
Capital Markets - 10.9%
BlackRock, Inc.	873	645,016
Cboe Global Markets, Inc.	14,269	1,993,094
Intercontinental Exchange, Inc.	14,710	1,688,708
Moody’s Corp.	4,153	1,464,971
S&P Global, Inc.	3,237	1,277,029
		7,068,818
Financial Services - 6.3%
Mastercard, Inc. - Class A	5,823	2,295,892
Visa, Inc. - Class A	7,576	1,801,043
		4,096,935
Insurance - 1.6%
The Progressive Corp.	8,532	1,074,861
Total Financials		12,956,489
Health Care - 16.1%
Biotechnology - 3.5%
BioMarin Pharmaceutical, Inc.*	17,508	1,539,479
Vertex Pharmaceuticals, Inc.*	1,951	687,415
		2,226,894
Health Care Equipment & Supplies - 4.9%
Boston Scientific Corp.*	20,430	1,059,296
IDEXX Laboratories, Inc.*	2,285	1,267,558

	SHARES	VALUE

COMMON STOCKS (continued)

Health Care (continued)
Health Care Equipment & Supplies (continued)
Intuitive Surgical, Inc.*	2,671	$866,472
		3,193,326
Health Care Providers & Services - 3.0%
CVS Health Corp.	7,108	530,896
Humana, Inc.	918	419,370
UnitedHealth Group, Inc.	2,005	1,015,272
		1,965,538
Life Sciences Tools & Services - 1.6%
Thermo Fisher Scientific, Inc.	1,914	1,050,135
Pharmaceuticals - 3.1%
Johnson & Johnson	12,089	2,025,270
Total HealthCare		10,461,163
Industrials - 11.3%
Aerospace & Defense - 4.4%
L3Harris Technologies, Inc.	8,423	1,596,074
Northrop Grumman Corp.	2,871	1,277,595
		2,873,669
Building Products - 2.4%
Masco Corp.	26,055	1,581,018
Commercial Services & Supplies - 1.0%
Copart, Inc.*	7,257	641,446
Ground Transportation - 2.5%
CSX Corp.	16,167	538,685
Norfolk Southern Corp.	2,290	534,921
Union Pacific Corp.	2,405	558,008
		1,631,614
Professional Services - 1.0%
Insperity, Inc.	5,396	634,839
Total Industrials		7,362,586
Information Technology - 18.8%
IT Services - 3.1%
EPAM Systems, Inc.*	2,958	700,484
Snowflake, Inc. - Class A*	7,282	1,294,084
		1,994,568
Semiconductors & Semiconductor Equipment - 5.5%
Applied Materials, Inc.	9,172	1,390,383
Micron Technology, Inc.	31,184	2,226,226
		3,616,609
Software - 10.2%
Intuit, Inc.	2,302	1,177,933
Microsoft Corp.	6,648	2,233,196
Salesforce, Inc.*	6,847	1,540,644
ServiceNow, Inc.*	2,849	1,660,967
		6,612,740
Total Information Technology		12,223,917

Investment Portfolio - July 31, 2023

(unaudited)

EQUITY SERIES	SHARES	VALUE

COMMON STOCKS (continued)

Materials - 3.1%
Chemicals - 2.7%
FMC Corp.	17,937	$1,726,078
Metals & Mining - 0.4%
Newmont Corp.	5,962	255,889
Total Materials		1,981,967
Real Estate - 2.7%
Specialized REITs - 2.7%
Equinix, Inc.	1,336	1,082,053
SBA Communications Corp.	2,988	654,223
Total Real Estate		1,736,276

	SHARES	VALUE

COMMON STOCKS (continued)

Utilities - 1.4%
Electric Utilities - 1.4%
Evergy, Inc.	15,231	$913,403
TOTAL COMMON STOCKS
(Identified Cost $50,403,681)		63,691,207

SHORT-TERM INVESTMENT - 2.2%

Dreyfus Government Cash Management, Institutional Shares, 5.14%[1]
(Identified Cost $1,417,478)	1,417,478	1,417,478

TOTAL INVESTMENTS - 100.2%
(Identified Cost $51,821,159)		65,108,685
LIABILITIES, LESS OTHER ASSETS - (0.2%)		(99,820)
NET ASSETS - 100%		$65,008,865

REIT - Real Estate Investment Trust

*Non-income producing security.

1Rate shown is the current yield as of July 31, 2023.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of MSCI Inc. (MSCI) and Standard & Poor’s, a division of S&P Global Inc. (S&P), and is licensed for use by Manning & Napier when referencing GICS sectors. Neither MSCI, S&P, nor any third party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification, nor shall any such party have any liability therefrom.

Fair Value Information:

GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value. Level 1 includes quoted prices (unadjusted) in active markets for identical financial instruments that the Series’ can access at the reporting date. Level 2 includes other significant observable inputs (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads). Level 3 includes unobservable inputs (including the Valuation Designee’s own assumptions in determining fair value). A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuation levels used for major security types as of July 31, 2023 in valuing the Series’ assets or liabilities carried at fair value:

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Equity securities:
Communication Services	$6,591,547	$6,591,547	$—	$—
Consumer Discretionary	3,606,045	3,606,045	—	—
Consumer Staples	5,857,814	5,857,814	—	—
Financials	12,956,489	12,956,489	—	—
Health Care	10,461,163	10,461,163	—	—
Industrials	7,362,586	7,362,586	—	—
Information Technology	12,223,917	12,223,917	—	—
Materials	1,981,967	1,981,967	—	—

Investment Portfolio - July 31, 2023

(unaudited)

DESCRIPTION	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Real Estate	$1,736,276	$1,736,276	$—	$—
Utilities	913,403	913,403	—	—
Short-Term Investment	1,417,478	1,417,478	—	—
Total assets	$65,108,685	$65,108,685	$—	$—

There were no Level 2 or Level 3 securities held by the Series as of October 31, 2022 or July 31, 2023.

The Investment Portfolio should be read in conjunction with the financial statements and notes to financial statements, which are included in the Series’ audited annual report or unaudited semi-annual report. These reports include additional information about the Series’ security valuation policies and about certain security types invested in by the Series.

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